LOAN RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2022
Loan Receivable
Loan receivable			$ 80,000
Bad debt expense		$ 80,000